Derivative financial instruments - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 43	£ 35
Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 43	£ 35
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 1,967	£ 541
Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	599	12
Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	596	49
Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	746	439
Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	26	41
Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	0	0
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	213,215	134,631
Interest rate swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 3,354	£ 1,908
Average fixed interest rate (in percent)	4.43%	0.95%
Interest rate swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 12,749	£ 4,993
Average fixed interest rate (in percent)	3.84%	1.44%
Interest rate swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 52,764	£ 16,411
Average fixed interest rate (in percent)	4.12%	2.11%
Interest rate swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 101,148	£ 73,607
Average fixed interest rate (in percent)	3.44%	3.05%
Interest rate swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 43,200	£ 37,712
Average fixed interest rate (in percent)	2.30%	2.03%
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 468,726	£ 450,568
Interest rate swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 8,601	£ 9,148
Average fixed interest rate (in percent)	4.38%	4.14%
Interest rate swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 20,637	£ 22,496
Average fixed interest rate (in percent)	4.40%	4.20%
Interest rate swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 126,308	£ 73,979
Average fixed interest rate (in percent)	3.87%	3.89%
Interest rate swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 254,931	£ 277,180
Average fixed interest rate (in percent)	3.37%	3.39%
Interest rate swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional	£ 58,249	£ 67,765
Average fixed interest rate (in percent)	3.03%	2.61%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.38	0.0138
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.17	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.16	0.0114
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.19	0.0114
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.16	0.0110
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.27	0.0125
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 3 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.29	0.0127
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 3 to 12 months £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.29	0.0124
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1 to 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.24	0.0120
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years £m
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0